Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
April 30, 2022
RW42-NPRT3-0622
1.867278.114
Domestic Equity Funds - 21.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	194,285	2,418,851
Fidelity Series Commodity Strategy Fund (a)	157,690	837,336
Fidelity Series Large Cap Growth Index Fund (a)	102,281	1,582,280
Fidelity Series Large Cap Stock Fund (a)	97,560	1,717,061
Fidelity Series Large Cap Value Index Fund (a)	230,238	3,336,147
Fidelity Series Small Cap Opportunities Fund (a)	65,863	818,020
Fidelity Series Value Discovery Fund (a)	79,864	1,220,327
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,991,305)		11,930,022

International Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	63,687	923,459
Fidelity Series Emerging Markets Fund (a)	58,693	505,930
Fidelity Series Emerging Markets Opportunities Fund (a)	269,732	4,647,485
Fidelity Series International Growth Fund (a)	124,868	1,911,729
Fidelity Series International Index Fund (a)	75,497	806,312
Fidelity Series International Small Cap Fund (a)	35,058	579,516
Fidelity Series International Value Fund (a)	185,116	1,915,949
Fidelity Series Overseas Fund (a)	165,126	1,915,462
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,891,882)		13,205,842

Bond Funds - 51.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	272,932	2,734,775
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	369,512	3,403,209
Fidelity Series Corporate Bond Fund (a)	355,359	3,390,125
Fidelity Series Emerging Markets Debt Fund (a)	36,907	289,716
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,976	93,407
Fidelity Series Floating Rate High Income Fund (a)	6,164	56,341
Fidelity Series Government Bond Index Fund (a)	502,028	4,854,612
Fidelity Series High Income Fund (a)	38,202	333,890
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,175	313,306
Fidelity Series International Credit Fund (a)	1,448	12,840
Fidelity Series International Developed Markets Bond Index Fund (a)	218,496	1,986,130
Fidelity Series Investment Grade Bond Fund (a)	482,236	5,053,831
Fidelity Series Investment Grade Securitized Fund (a)	378,226	3,547,759
Fidelity Series Long-Term Treasury Bond Index Fund (a)	342,884	2,372,756
Fidelity Series Real Estate Income Fund (a)	19,503	216,293
TOTAL BOND FUNDS (Cost $31,297,110)		28,658,990

Short-Term Funds - 3.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	416,319	416,319
Fidelity Series Short-Term Credit Fund (a)	43,020	416,004
Fidelity Series Treasury Bill Index Fund (a)	125,073	1,249,482
TOTAL SHORT-TERM FUNDS (Cost $2,095,863)		2,081,805

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $58,276,160)	55,876,659
NET OTHER ASSETS (LIABILITIES) - 0.0%	857
NET ASSETS - 100.0%	55,877,516

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,961,829	218,459	11,307	(826)	(7,769)	2,734,775
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	4,145,691	477,487	18,296	(14,638)	(250,357)	3,403,209
Fidelity Series Blue Chip Growth Fund	3,088,256	1,884,448	1,343,245	656,724	(70,829)	(1,139,779)	2,418,851
Fidelity Series Canada Fund	875,741	295,399	283,055	21,751	5,677	29,697	923,459
Fidelity Series Commodity Strategy Fund	1,607,889	812,527	1,454,505	518,582	(51,139)	(77,436)	837,336
Fidelity Series Corporate Bond Fund	3,769,558	1,140,880	889,450	85,599	(26,441)	(604,422)	3,390,125
Fidelity Series Emerging Markets Debt Fund	325,232	88,370	68,737	11,525	(1,833)	(53,316)	289,716
Fidelity Series Emerging Markets Debt Local Currency Fund	107,076	29,331	22,604	4,267	(1,714)	(18,682)	93,407
Fidelity Series Emerging Markets Fund	554,044	202,137	103,609	19,014	(3,779)	(142,863)	505,930
Fidelity Series Emerging Markets Opportunities Fund	5,016,459	2,594,637	1,110,734	600,437	(107,226)	(1,745,651)	4,647,485
Fidelity Series Floating Rate High Income Fund	63,058	15,100	21,343	2,116	(305)	(169)	56,341
Fidelity Series Government Bond Index Fund	4,761,207	1,647,086	1,005,321	44,156	(26,135)	(522,225)	4,854,612
Fidelity Series Government Money Market Fund 0.40%	1,030,062	150,568	764,311	683	-	-	416,319
Fidelity Series High Income Fund	375,256	96,715	103,298	16,124	(2,654)	(32,129)	333,890
Fidelity Series Inflation-Protected Bond Index Fund	4,463,097	705,384	4,663,731	183,421	159,156	(350,600)	313,306
Fidelity Series International Credit Fund	14,348	355	-	355	-	(1,863)	12,840
Fidelity Series International Developed Markets Bond Index Fund	-	2,282,973	161,675	1,807	(3,689)	(131,479)	1,986,130
Fidelity Series International Growth Fund	2,085,485	937,535	527,733	175,995	(23,531)	(560,027)	1,911,729
Fidelity Series International Index Fund	866,979	287,256	215,630	23,402	(8,224)	(124,069)	806,312
Fidelity Series International Small Cap Fund	730,992	236,384	151,747	91,456	(12,442)	(223,671)	579,516
Fidelity Series International Value Fund	2,068,383	721,591	704,212	110,406	(13,614)	(156,199)	1,915,949
Fidelity Series Investment Grade Bond Fund	5,194,657	1,665,350	1,143,649	97,344	(30,583)	(631,944)	5,053,831
Fidelity Series Investment Grade Securitized Fund	3,583,516	1,101,425	738,483	33,442	(17,140)	(381,559)	3,547,759
Fidelity Series Large Cap Growth Index Fund	1,970,127	775,962	902,434	51,881	37,567	(298,942)	1,582,280
Fidelity Series Large Cap Stock Fund	2,168,720	673,627	901,357	196,649	(3,964)	(219,965)	1,717,061
Fidelity Series Large Cap Value Index Fund	4,198,036	1,316,125	1,917,168	273,300	25,715	(286,561)	3,336,147
Fidelity Series Long-Term Treasury Bond Index Fund	1,796,166	1,517,308	448,730	36,636	(30,964)	(461,024)	2,372,756
Fidelity Series Overseas Fund	2,090,511	828,279	577,276	65,187	(13,213)	(412,839)	1,915,462
Fidelity Series Real Estate Income Fund	226,409	51,851	48,295	8,792	(593)	(13,079)	216,293
Fidelity Series Short-Term Credit Fund	882,979	156,721	589,374	10,783	(12,283)	(22,039)	416,004
Fidelity Series Small Cap Opportunities Fund	1,041,815	531,889	413,753	267,154	(32,614)	(309,317)	818,020
Fidelity Series Treasury Bill Index Fund	2,868,961	443,135	2,060,666	2,418	(1,656)	(292)	1,249,482
Fidelity Series Value Discovery Fund	1,542,742	497,811	677,108	173,390	1,872	(144,990)	1,220,327
	59,367,761	30,795,679	24,709,179	3,814,399	(282,042)	(9,295,560)	55,876,659

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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